PROSPECTUS SUPPLEMENT

August 30, 2016

for

THE GUARDIAN INVESTOR IISM VARIABLE ANNUITY

ISSUED BY

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2016 for The Guardian Investor IISM Variable Annuity, a variable annuity contract issued through The Guardian Separate Account R.

Effective as of September 1, 2016, The Guardian Investor IISM Variable Annuity will offer 11 new proprietary third-party sub-advised variable investment options and two third party variable investment options as allocation options for new contracts issued with or without the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, and with availability to in-force contracts without the GLWB rider. For more information please contact our Customer Service Office at 1-800-221-3235.

All of the supplemental information is applicable to in-force and new contracts issued in conjunction with applications dated on or after September 1, 2016, unless specifically stated otherwise.

1.	The Funds list on the cover page is amended to include the following funds in which the variable investment options invest:

•	Guardian Variable Products Trust

– Guardian Diversified Research VIP Fund

– Guardian Growth & Income VIP Fund

– Guardian Integrated Research VIP Fund

– Guardian International Growth VIP Fund

– Guardian International Value VIP Fund

– Guardian Large Cap Disciplined Growth VIP Fund

– Guardian Large Cap Disciplined Value VIP Fund

– Guardian Large Cap Fundamental Growth VIP Fund

– Guardian Mid Cap Traditional Growth VIP Fund

– Guardian Mid Cap Relative Value VIP Fund

– Guardian Core Plus Fixed Income VIP Fund

•	Legg Mason Partners Variable Income Trust (Class II)

– Clearbridge Variable Small Cap Growth Portfolio

•	Putnam Variable Trust (IB Shares)

– Putnam VT Small Cap Value Fund

2. The third paragraph under “HOW A VARIABLE ANNUITY WORKS” in the “Summary” section of the Prospectus has been replaced with the following:

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has several investment divisions, 53 of which correspond to the 53 Variable Investment Options available under the contract, and each of which invests in a Fund. Your Net Premiums are used to buy Accumulation Units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

3. The first bullet under “EXPENSES” in the “Summary” section of the Prospectus has been replaced with the following:

•	Operating expenses for mutual funds comprising the variable investment options

Management fees, 12b-1 fees, and other expenses (before applicable waivers and reimbursements) associated with the Funds that you may pay while owning the contract range from 0.38% to 3.00%, but may be different in the future. Actual charges will depend on the variable investment options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

4. The information in the “Expense Tables” in the section entitled “TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES” regarding Fund operating expenses has been replaced with the following:

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying Funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)*	0.38%	3.00%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds and has not been independently verified by GIAC.

*	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for all funds, except Victory Variable Insurance Funds and the Guardian Variable Products Trust, are actual expenses for the fiscal year ended December 31, 2015. Expenses for Victory Variable Insurance Funds and the Guardian Variable Products Trust are estimated for 2016. These expenses may change in the future. Actual charges will depend on the variable investment options you select. It is important for contractowners to understand that a decline in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the funds’ expense ratios for the funds’ current fiscal year to be higher than the expense information presented.

5. Expense Examples for contracts issued in conjunction with applications dated on or after September 1, 2016 for the B Series and the L Series in the section entitled “Expense Examples” are as follows:

Expense Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in a B Series or L Series contract. All costs are as of the last day of the applicable time period, except for the rider charge and contract fee, which are as of the following contract anniversary. The costs include the contractowner transaction expenses, an annual contract fee of $35, and separate account annual expenses which include a daily administrative charge at an annual rate of 0.25% and a daily mortality and expense risk charge at an annual rate of 1.15% for the B Series and 1.50% for the L Series of the net asset value in the Separate Account. The following four examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year.

B Series

Example 1 shows the B Series with a spousal version of the Guardian Target 250 Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider with the GLWB Return of Premium Death Benefit (which are the most expensive optional features available under the B Series of the contract). The costs shown are the maximum (4.10%) and current (2.15%) GLWB rider fees, and the maximum average weighted Fund expense (2.11%) for the Growth model and the minimum average weighted Fund expense (1.73%) for the Conservative model which are two of the allocation models available under the GLWB rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	B Series with the spousal version of the Guardian Target 250 GLWB Rider with the GLWB Return of Premium Death Benefit and maximum and minimum allocation model expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$1,642	$3,224	$4,862	$9,127
Conservative Model:	$1,602	$3,112	$4,690	$8,862
Current Rider Charge
Growth Model:	$1,433	$2,580	$3,764	$6,783
Conservative Model:	$1,393	$2,466	$3,583	$6,475
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$842	$2,574	$4,362	$9,127
Conservative Model:	$802	$2,462	$4,190	$8,862
Current Rider Charge
Growth Model:	$633	$1,930	$3,264	$6,783
Conservative Model:	$593	$1,816	$3,083	$6,475

Example 2 shows a B Series contract without any riders (which is the least expensive way to purchase the B Series of the contract) and maximum (3.00%) and minimum (0.38%) fees and expenses of the underlying Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	B Series contract without any riders and maximum and minimum underlying mutual Fund expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,297	$2,141	$2,986	$4,976
Minimum:	$1,022	$1,331	$1,663	$2,474
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$497	$1,491	$2,486	$4,976
Minimum:	$222	$681	$1,163	$2,474

L Series

Example 1 shows the L Series with a spousal version of the Guardian Target 250 Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider with the GLWB Return of Premium Death Benefit (which are the most expensive optional features available under the L Series of the contract). The costs shown are the maximum (4.10%) and current (2.15%) GLWB rider fees, and the maximum average weighted Fund expense (2.11%) for the Growth model and the minimum average weighted Fund expense (1.73%) for the Conservative model which are two of the allocation models available under the GLWB rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	L Series with the spousal version of the Guardian Target 250 GLWB Rider with the GLWB Return of Premium Death Benefit and maximum and minimum allocation model expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$1,679	$3,326	$4,516	$9,359
Conservative Model:	$1,639	$3,215	$4,347	$9,105
Current Rider Charge
Growth Model:	$1,470	$2,685	$3,427	$7,054
Conservative Model:	$1,430	$2,571	$3,248	$6,758
If you surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$879	$2,676	$4,516	$9,359
Conservative Model:	$839	$2,565	$4,347	$9,105
Current Rider Charge
Growth Model:	$670	$2,035	$3,427	$7,054
Conservative Model:	$630	$1,921	$3,248	$6,758

Example 2 shows the L Series contract without any riders (which is the least expensive way to purchase the L Series of the contract) and maximum (3.00%) and minimum (0.38%) fees and expenses of the underlying Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	L Series contract without any riders and maximum and minimum underlying Fund expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,334	$2,246	$2,652	$5,262
Minimum:	$1,059	$1,442	$1,349	$2,848
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$534	$1,596	$2,652	$5,262
Minimum:	$259	$792	$1,349	$2,848

These Examples do not reflect transfer fees or annuity taxes (which may range from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

6. The first paragraph in the section entitled “SEPARATE ACCOUNT” is replaced with the following:

GIAC has established a Separate Account, known as Separate Account R, to receive and invest your premium payments in the Variable Investment Options. The Separate Account has several investment divisions, 53 of which correspond to the 53 Funds available to you. The performance of each division is based on the Fund in which it invests.

7.	The information regarding your allocation options in the section entitled “VARIABLE INVESTMENT OPTIONS” is amended to reflect the availability of the following mutual funds as variable investment options for allocation of premiums:

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Guardian Diversified Research VIP Fund	The Fund seeks capital appreciation.	The Fund invests mainly in common stocks (growth or value stocks or both) of U.S. large-capitalization companies that the Fund’s subadviser believes have favorable investment potential. The subadviser defines large-capitalization companies as companies with market capitalizations similar to companies in the Standard & Poor’s 500® Index at the time of purchase. In addition to common stocks, the Fund may invest in preferred stocks and convertible securities.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Putnam Investment Management, LLC 1 Post Office Square Boston, MA 02109
Guardian Growth & Income VIP Fund	The Fund seeks long-term growth of capital.	The Fund invests primarily in the equity securities of U.S. companies that the Fund’s subadviser believes are undervalued, focusing on dividend-paying securities. Although the Fund invests primarily in large capitalization companies, the Fund may invest in companies with different market capitalizations (i.e., mid-capitalization). The Fund’s subadviser defines large-capitalizations companies as companies with market capitalizations similar to companies in the Russell 1000 Value Index® at the time of purchase. The Fund may also invest in foreign securities.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Guardian Integrated Research VIP Fund	The Fund seeks capital appreciation.	The Fund primarily invests in equity securities. Equity investments include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer. The Fund may invest in foreign securities. While the Fund may invest in companies of any size, the Fund primarily invests in companies with large-capitalizations. The Fund’s subadviser defines large-capitalization companies as companies with market capitalizations of at least $5 billion at the time of purchase.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Massachusetts Financial Services Company d/b/a MFS Investment Management 111 Huntington Avenue Boston, MA, 02199
Guardian International Growth VIP Fund	The Fund seeks total return consisting of long-term capital growth and current income.	The Fund invests mainly in equity securities of foreign companies, including foreign subsidiaries of U.S. companies. The Fund invests primarily in large-capitalization companies, which the Fund’s subadviser defines as companies with market capitalizations similar to companies in the MSCI® Europe, Australasia and Far East (“EAFE®”) Growth Index at the time of purchase. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks and depositary receipts, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	J.P. Morgan Investment Management Inc. 270 Park Avenue New York, NY 10017
Guardian International Value VIP Fund	The Fund seeks long-term capital appreciation.	The Fund invests primarily in equity securities, principally common stocks, of large- and mid-capitalization foreign companies with market capitalizations in the range of companies included in the MSCI® Europe, Australasia and Far East (“EAFE®”) Value Index that the Fund’s subadviser, believes are undervalued based on their earnings, cash flow, or asset values.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Lazard Asset Management LLC 30 Rockefeller Plaza New York, NY 10112
Guardian Large Cap Disciplined Growth VIP Fund	The Fund seeks to maximize long-term growth.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in securities of companies with large market capitalizations. The Fund’s subadviser defines large-capitalization companies as companies with market capitalizations similar to companies in the Russell 1000 Growth Index® at the time of purchase. The Fund invests primarily in the common stock of growth-oriented companies. The Fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar denominated securities of foreign issuers).	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Wellington Management Company LLP 280 Congress Street Boston, MA 02210
Guardian Large Cap Disciplined Value VIP Fund	The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations. The Fund’s subadviser defines large-capitalization companies as companies with market capitalizations similar to companies in the Russell 1000 Value Index® at the time of purchase. The Fund may invest up to 20% of its total assets in foreign currency-denominated securities, measured at the time of investment. The Fund may participate as a purchaser in initial public offerings of securities.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Boston Partners Global Investors, Inc. 909 Third Avenue 32nd Floor New York, NY 10022

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Guardian Large Cap Fundamental Growth VIP Fund	The Fund seeks long-term growth of capital.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities,
		or other investments with similar economic characteristics, of U.S. large-capitalization companies. The Fund’s subadviser defines large-capitalization companies as companies with market capitalizations similar to companies in the Russell 1000 Growth Index® at the time of purchase. The Fund may invest in foreign securities, either directly or through depositary receipts.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Clearbridge Investments, LLC 620 Eighth Ave 48th Floor New York, NY 10018
Guardian Mid Cap Traditional Growth VIP Fund	The Fund seeks long-term growth of capital.	The Fund invests primarily in common stocks selected for their growth potential. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities,
		or other investments with similar economic characteristics, of mid-capitalization companies. The Fund’s subadviser defines mid-capitalization companies as companies with market capitalizations similar to companies in the Russell 1000 Midcap Growth Index® at the time of purchase. The Fund may also invest in foreign securities.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206
Guardian Mid Cap Relative Value VIP Fund	The Fund seeks long-term capital appreciation.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities,
		or other investments with similar economic characteristics, of mid-capitalization companies. The Fund’s subadviser defines mid-capitalization companies as companies with market capitalizations similar to companies in the Russell 1000 Midcap Index® at the time of purchase.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Wells Capital Management Incorporated 525 Market Street San Francisco, CA 94105
Guardian Core Plus Fixed Income VIP Fund	The Fund seeks income and capital appreciation to produce a high total return.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in fixed income investments. The Fund may invest up to 20% of its net assets in high-yield fixed income investments (commonly referred to as “junk bonds”). The Fund currently intends to limit such investments to those, at the time of purchase, rated B-/B3 or higher by Moody’s Investors Services, Inc., Standard & Poor’s Rating Services or Fitch, Inc. (or comparably rated by another rating agency), or, if unrated, determined by the Fund’s subadviser to be of comparable quality. The Fund also may invest in fixed income investments issued by foreign entities but denominated in U.S. dollars, and fixed income investment issued by foreign entities and denominated in currencies other than the U.S. dollar.

			Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
ClearBridge Variable Small Cap Growth Portfolio (Class II)	Seeks long-term growth of capital.	Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. The portfolio managers use a growth-oriented investment style that emphasizes small U.S. companies.	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018

ClearBridge Investments, LLC 620 8th Avenue

New York, NY 10018

(Western Asset Management Company manages the portion of the fund’s cash and short term investments allocated to it 385 East Colorado Boulevard Pasadena, CA 91101)

Putnam VT Small Cap Value Fund (Class IB)	Capital appreciation.	The Fund invests mainly in common stocks of small U.S. companies, with a focus on value stocks. Value stocks are issued by companies that the Fund believes are currently undervalued by the market. If the Fund is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. The Fund invests mainly in small companies of a size similar to those in the Russell 2000® Value Index.	Putnam Investment Management, LLC. One Post Office Square, Boston, MA 02109	Putnam Investments Limited Cassini House 57–59 St James’s Street London, England, SW1A 1LD

The Funds mentioned above may not be available in all states. Please contact your registered representative for more information.

6. The GLWB model allocations available for allocation for Guardian Investor IISM Variable Annuity contracts issued in conjunction with applications dated on or after September 1, 2016 are as follows:

Fund Name	Growth 70/30	Moderate 60/40	Conservative 40/60
Guardian Large Cap Fundamental Growth VIP Fund	7.00%	6.00%	5.00%
Guardian Large Cap Disciplined Growth VIP Fund	5.00%	4.00%	2.00%
Guardian Large Cap Disciplined Value VIP Fund	9.00%	8.00%	6.00%
Guardian Growth & Income VIP Fund	6.00%	5.00%	4.00%
Guardian Integrated Research VIP Fund	7.00%	6.00%	3.00%
Guardian Diversified Research VIP Fund	7.00%	7.00%	4.00%
Guardian Mid Cap Traditional Growth VIP Fund	5.00%	4.00%	3.00%
Guardian Mid Cap Relative Value VIP Fund	6.00%	5.00%	4.00%
Guardian International Growth VIP Fund	2.00%	2.00%	0.00%
Guardian International Value VIP Fund	7.00%	5.00%	5.00%
Guardian Core Plus Fixed Income VIP Fund	7.00%	9.00%	15.00%
ClearBridge Variable Small Cap Growth Portfolio (Class II)	2.00%	2.00%	0.00%
MFS® Total Return Bond Series (Service Class)	6.00%	7.00%	12.00%
Oppenheimer Global Strategic Income Fund/VA (Service Class)	5.00%	6.00%	8.00%
Oppenheimer Main Street Small Cap Fund/VA (Service Class)	5.00%	4.00%	2.00%
Pioneer Bond VCT Portfolio (Class II)	6.00%	9.00%	12.00%
Putnam VT Small Cap Value Fund (Class IB)	2.00%	2.00%	2.00%
Western Asset Core Plus VIT Portfolio (Class II)	6.00%	9.00%	13.00%

7. The third paragraph after the allocation options chart in the section entitled “VARIABLE INVESTMENT OPTIONS” is deleted and replaced with the following:

Currently all investment advisors (or their affiliates) pay us compensation every year for administration or other expenses. This compensation ranges from 0.10% to 0.40% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from all Funds, except portfolios from the Victory Variable Insurance Funds. Currently, the 12b-1 fees are 0.25%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these administration and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and that we incur, in our role as an intermediary, in promoting, marketing and administering the funds. We may profit from these payments.

8. The first paragraph under the subsection “SELECTION OF FUNDS” is deleted and replaced with the following:

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain funds, such as the Victory High Yield VIP Series or the funds comprising the Guardian Variable Products Trust, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s advisor, sub-advisor, or an affiliate distribute or provide marketing support for the contracts. We review the Funds periodically and may remove a Fund or limit its availability to new premium payments and/or incoming transfers of accumulation value if we determine that the Fund no longer meets one or more of the selection criteria, and/or the Fund has not attracted significant allocations from Contract owners.

Except as set forth herein, all other provisions of the Prospectus shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.